Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As of December 31,
	2020 MCh$	2019 MCh$
Cash and deposits in banks
Cash	665,397	861,178
Deposits at the Central Bank of Chile	1,313,394	1,731,079
Deposits in local banks	1,571	948
Deposits in banks abroad	822,926	961,315
Subtotals – Cash and deposits in banks	2,803,288	3,554,520

Net cash items in process of collection	91,332	156,814

Cash and cash equivalents	2,894,620	3,711,334

Schedule of cash in process of collection and in process
	As of December 31,
	2020 MCh$	2019 MCh$
Assets
Documents held by other banks (documents to be cleared)	137,396	217,394
Funds receivable	315,567	137,668
Subtotal	452,963	355,062
Liabilities
Funds payable	361,631	198,248
Subtotal	361,631	198,248

Cash in process of collection, net	91,332	156,814